Organization And Principal Activities	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization And Principal Activities
1.	Organization and principal activities

(a)	Principal activities
Intchains Group Limited (the “Company” or “Parent Company”), an exempted company with limited liability incorporated in the Cayman Islands and its subsidiaries are collectively referred to as the “Group”. The Group are principally engaged in integrated circuit (the “IC”) design and sale of application-specific IC (the “ASIC”) chips and the solution based on these chips in the People’s Republic of China (the “PRC”).
Intchains DQ Asset Holding Limited and Intchains SCH Holding Limited, limited liability companies incorporated in the British Virgin Islands (the “BVI”), are the ultimate holding companies of the Company and are owned by Mr. Qiang Ding (“Mr. Ding”) and Mr. Chaohua Sheng (“Mr. Sheng”). Mr. Ding and Mr. Sheng are the ultimate controlling shareholders (collectively, the “Controlling Shareholders” or the
“Co-Founders”)
of the Company.
As at the date of this report, the Company had direct and indirect interests in its subsidiaries, all of which are private limited liability companies, the particulars of which are set out below:

	Date of incorporation	Place of incorporation	Equity interest held	Principal activities
Name of subsidiaries
Intchains Global Limited	October 29, 2021	The BVI	100%	Investment Holding
Intchains Pte. Ltd.	November 17, 2021	Singapore	100%	Research and development of ICs
Intchains Investment (BVI) Limited	July 1, 2021	The BVI	100%	Investment Holding
Intchains Technology (Hongkong) Limited	July 16, 2021	Hong Kong	100%	Investment Holding and Trading business
Jerryken Intelligent Technology (Shanghai) Co., Ltd.	September 28, 2021	Shanghai, China	100%	Research and development of ICs
Shanghai Intchains Technology Co., Ltd.	December 13, 2017	Shanghai, China	100%	Research and development of ICs
Shanghai Lianfa Information Technology Co., Ltd.	September 9, 2021	Shanghai, China	100%	Research and development of ICs
Shanghai Xinbaiwei Smart Technology Co., Ltd.	October 22, 2021	Shanghai, China	100%	Research and development of ICs
Yancheng Intchains Technology Co., Ltd.*	July 19, 2019	Yancheng, China	100%	Research and development of ICs
Shanghai Intchains Technology (Hong Kong) Company Limited.*	August 2, 2018	Hong Kong	100%	Trading business

*
Yancheng Intchains Technology Co., Ltd. was
de-registered
on September 17, 2021. Shanghai Intchains Technology (Hong Kong) Company Limited was transferred to an independent third party with consideration of RMB10,000 on August 19, 2021, the disposal loss was immaterial.

(b)	Reorganization and stock subdivision
Prior to the incorporation of the Company, the Group’s business was carried out by Shanghai Intchains Technology Co., Ltd. (“Shanghai Intchains”) and its subsidiaries. Shanghai Intchains was established by the
Co-Founders
and other minor shareholders. Yancheng Intchains Technology Co., Ltd. and Shanghai Intchains Technology (Hong Kong) Company Limited were then subsidiaries of Shanghai Intchains. To facilitate offshore financing, an offshore corporate structure was formed in December 2021 (the “Reorganization”), which was carried out as follows:
1) On June 28, 2021, the Company was incorporated in the Cayman Islands by the Controlling Shareholders and other minor shareholders of Shanghai Intchains*.
2) On July 1, 2021, Intchains Investment (BVI) Limited was incorporated in the BVI.
3) On July 16, 2021. Intchains Technology (Hongkong) Limited was incorporated in Hong Kong.
4) On September 9, 2021, Shanghai Lianfa Information Technology Co., Ltd. was incorporated in Shanghai, the PRC.
5) On September 28, 2021, Jerryken Intelligent Technology (Shanghai) Co., Ltd. (“Jerryken Shanghai”) was incorporated in Shanghai, the PRC.
6) On October 9, 2021, Golden Stone Hong Kong Holding Limited (“Golden Stone HK”), a Hong Kong company wholly-owned by an independent third party, acquired a 1% equity interest in Shanghai Intchains at a consideration of US$94,192.
7) On October 22, 2021, Shanghai Xinbaiwei Smart Technology Co., Ltd. was incorporated in Shanghai, the PRC.
8) On October 29, 2021, Intchains Global Limited was incorporated in the BVI.
9) On November 2, 2021, Jerryken Shanghai acquired approximately 82.49% equity interest in Shanghai Intchains at a consideration of RMB 49.4949 million.
10) On December 6, 2021, Jerryken Shanghai acquired the 0.18% equity interest in Shanghai Intchains from Golden Stone HK at a cash consideration of RMB 0.1055 million and the remaining 17.33% equity interest in Shanghai Intchains from its other shareholders at an aggregate cash consideration of RMB 10.4375 million, which was recorded as deemed distribution to these shareholders. Shanghai Intchains then became a wholly-owned subsidiary of Jerryken Shanghai.
11) On July 8, 2022, the Company effected 100 for 1 stock subdivision.

*
As the shareholdings in the Company and Shanghai Intchains were with a high degree of common ownership immediately before and after the Reorganization, even though no single investor controlled the Group, the transaction of the Reorganization was determined as recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company has been accounted for at historical cost at the beginning of the first period presented in the accompanying consolidated financial statements. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ equity, and per share information including the net (losses)/earnings per share have been presented retrospectively as of the beginning off the earliest period presented on the consolidated financial statements to reflect the final shares immediately after the stock subdivision on July 8, 2022.